As filed with the Securities and Exchange Commission on March 22, 2021

Registration No. 333-168040

811-22436

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No. ___ ( )

Post-Effective Amendment No. 42 (x)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

Amendment No. 45 (x)

(Check appropriate box or boxes.)

ENTREPRENEURSHARES SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

175 Federal Street, Suite 875
Boston, Massachusetts	02210
(Address of Principal Executive Offices)	(Zip Code)

(800) 287-9469
(Registrant's Telephone Number, including Area Code)
Dr. Joel M. Shulman	Copy to:
Capital Impact Advisors, LLC	JoAnn M. Strasser, Esq.
Seaport Global Advisors, LLC	Thompson Hine LLP
175 Federal Street, Suite 875	41 South High Street, Suite 1700
Boston, Massachusetts 02210	Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on April 1, 2021, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 41 to its Registration Statement until April 1, 2021. Post-Effective Amendment No. 42 to the Trust’s Registration Statement relates to the ERShares Entrepreneurs ETF and the ERShares NextGen Entrepreneurs ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 41 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940, filed on January 22, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 42 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of March, 2021.

ENTREPRENEURSHARES SERIES TRUST

(Registrant)

By:	/s/Joel M. Shulman
Joel M. Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Joel M. Shulman	President (Principal Executive Officer & Principal Financial Officer) and Trustee	March 22, 2021
Joel M. Shulman

/s/George R. Berbeco
George R. Berbeco	Trustee	March 22, 2021

/s/Charles Aggouras
Charles Aggouras	Trustee	March 22, 2021